DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
DEPOSITS BY CUSTOMERS
Saving accounts	$ 108,971,334	$ 118,443,600
Time deposits	98,686,516	87,138,067
Checking accounts	34,993,066	40,808,856
Other deposits	5,290,264	4,601,800
Total deposits by customers	247,941,180	250,992,323
Nequi
DEPOSITS BY CUSTOMERS
Total deposits by customers	$ 2,924,906	$ 1,724,123